Investment Securities	12 Months Ended
Dec. 31, 2013
Investment Securities [Abstract]
Investment Securities
(3) Investment Securities

(a) Securities available for sale

The amortized cost and fair value of the securities available for sale are as follows:
(dollars in thousands)	December 31, 2013
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value

U.S. government sponsored enterprises	$200,531	22	1,724	198,829
State and political subdivisions	7,623	135	-	7,758
Mortgage backed securities and collateralized mortgage obligations - residential	552,230	267	20,048	532,449
Corporate bonds	10,429	43	1	10,471
Small Business Administration-guaranteed participation securities	111,383	-	8,354	103,029
Mortgage backed securities and collateralized mortgage obligations - commercial	10,965	-	407	10,558
Other	650	-	-	650
Total debt securities	893,811	467	30,534	863,744
Equity securities	10	-	-	10
Total securities available for sale	$893,821	467	30,534	863,754

	December 31, 2012
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value

U.S. government sponsored enterprises	$262,063	1,055	10	263,108
State and political subdivisions	25,815	642	-	26,457
Mortgage backed securities and collateralized mortgage obligations - residential	515,322	3,982	528	518,776
Corporate bonds	26,312	336	119	26,529
Small Business Administration-guaranteed participation securities	75,674	888	-	76,562
Other	650	-	-	650
Total debt securities	905,836	6,903	657	912,082
Equity securities	10	-	-	10
Total securities available for sale	$905,846	6,903	657	912,092

The following table distributes the debt securities included in the available for sale portfolio as of December 31, 2013, based on the securities’ final maturity (mortgage-backed securities and collateralized mortgage obligations are stated using an estimated average life):

(dollars in thousands)	Amortized	Fair
	Cost	Value
Due in one year or less	$11,221	11,284
Due in one year through five years	359,564	355,727
Due after five years through ten years	520,721	494,395
Due after ten years	2,305	2,338
	$893,811	863,744

Actual maturities may differ from the above because of securities prepayments and the right of certain issuers to call or prepay their obligations without penalty.

Gross unrealized losses on securities available for sale and the related fair values aggregated by the length of time that individual securities have been in an unrealized loss position, were as follows:

(dollars in thousands)	December 31, 2013
	Less than		12 months
	12 months		or more		Total
		Gross		Gross		Gross
	Fair	Unreal.	Fair	Unreal.	Fair	Unreal.
	Value	Loss	Value	Loss	Value	Loss

U.S. government sponsored enterprises	$198,023	1,724	-	-	198,023	1,724
Mortgage backed securities and collateralized mortgage obligations - residential	466,056	17,698	54,835	2,350	520,891	20,048
Corporate bonds	902	1	-	-	902	1
Small Business Administration-guaranteed participation securities	103,029	8,354	-	-	103,029	8,354
Mortgage backed securities and collateralized mortgage obligations - commercial	10,558	407	-	-	10,558	407
Total	$778,568	28,184	54,835	2,350	833,403	30,534

	December 31, 2012
	Less than		12 months
	12 months		or more		Total
		Gross		Gross		Gross
	Fair	Unreal.	Fair	Unreal.	Fair	Unreal.
	Value	Loss	Value	Loss	Value	Loss
U.S. government sponsored enterprises	$15,491	10	-	-	15,491	10
Mortgage backed securities and collateralized mortgage obligations - residential	178,689	528	-	-	178,689	528
Corporate bonds	10,283	119	-	-	10,283	119
Total	$204,463	657	-	-	204,463	657

The proceeds from sales and calls of securities available for sale, gross realized gains and gross realized losses from sales and calls during 2013, 2012 and 2011 are as follows:

(dollars in thousands)	Year ended December 31,
	2013	2012	2011

Proceeds from sales	$160,820	154,944	47,296
Proceeds from calls	256,384	1,049,306	1,124,649
Gross realized gains	1,702	2,584	1,472
Gross realized losses	80	423	44

Tax expense recognized on net gains on sales of securities available for sale were approximately $649 thousand, $864 thousand, and $571 thousand for the years ended December 31, 2013, 2012, 2011 respectively.

The amount of securities that have been pledged to secure short-term borrowings and for other purposes amounted to $316.7 million and $261.1 million at December 31, 2013 and 2012, respectively.

(b) Held to maturity securities

The amortized cost and fair value of the held to maturity securities are as follows:

(dollars in thousands)	December 31, 2013
		Gross	Gross
	Amortized	Unrecognized	Unrecognized	Fair
	Cost	Gains	Losses	Value

Mortgage backed securities and collateralized mortgage obligations - residential	$76,270	2,744	138	78,876
Corporate bonds	9,945	1,484	-	11,429
Total held to maturity	$86,215	4,228	138	90,305

	December 31, 2012
		Gross	Gross
	Amortized	Unrecognized	Unrecognized	Fair
	Cost	Gains	Losses	Value

Mortgage backed securities and collateralized mortgage obligations - residential	$108,471	5,724	-	114,195
Corporate bonds	34,955	1,976	-	36,931
Total held to maturity	$143,426	7,700	-	151,126

The following table distributes the debt securities included in the held to maturity portfolio as of December 31, 2013, based on the securities’ final maturity (mortgage-backed securities and collateralized mortgage obligations are stated using an estimated average life):

(dollars in thousands)	Amortized	Fair
	Cost	Value
Due in one year or less	$-	-
Due in one year through five years	86,215	90,305
Due in five years through ten years	-	-
	$86,215	90,305

Actual maturities may differ from the above because of securities prepayments and the right of certain issuers to call or prepay their obligations without penalty.

Gross unrecognized losses on held to maturity securities and the related fair values aggregated by the length of time that individual securities have been in an unrecognized loss position at December 31, 2013, were as follows:

(dollars in thousands)	December 31, 2013
	Less than		12 months
	12 months		or more		Total
		Gross		Gross		Gross
	Fair	Unrec.	Fair	Unrec.	Fair	Unrec.
	Value	Loss	Value	Loss	Value	Loss

Mortgage backed securities and collateralized mortgage obligations - residential	$27,091	138	-	-	27,091	138
Total	$27,091	138	-	-	27,091	138

There were no held to maturity securities in an unrecognized loss position at December 31, 2012.  There were no sales or transfers of held to maturity securities during 2013 and 2012.

(c) Concentrations

The Company has the following balances of securities held in the available for sale and held to maturity portfolios as of December 31, 2013 that represent greater than 10% of shareholders equity:

	Amortized	Fair
	Cost	Value
Small Business Administration	$111,383	103,029
Federal Home Loan Mortgage Corporation	159,375	154,492
Government National Mortgage Association	100,578	101,947
Federal National Mortgage Association	538,260	523,070

(d) Other-Than-Temporary-Impairment

Management evaluates securities for other-than-temporary impairment (“OTTI”) at least on a quarterly basis, and more frequently when economic or market conditions warrant such an evaluation. The investment securities portfolio is evaluated for OTTI by segregating the portfolio by type and applying the appropriate OTTI model. Investment securities classified as available for sale or held-to-maturity are generally evaluated for OTTI under ASC 320 “Investments – Debt and Equity Securities.”

In determining OTTI under the FASB ASC 320 model, management considers many factors, including: (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer, (3) whether the market decline was affected by macroeconomic conditions, and (4) whether the Company has the intent to sell the debt security or more likely than not will be required to sell the debt security before its anticipated recovery. The assessment of whether an other-than-temporary decline exists involves a high degree of subjectivity and judgment and is based on the information available to management at a point in time.

When OTTI occurs, the amount of the OTTI recognized in earnings depends on whether management intends to sell the security or it is more likely than not it will be required to sell the security before recovery of its amortized cost basis. If management intends to sell or it is more likely than not it will be required to sell the security before recovery of its amortized cost basis, the OTTI shall be recognized in earnings equal to the entire difference between the investment’s amortized cost basis and its fair value at the balance sheet date. If management does not intend to sell the security and it is not more likely than not that the entity will be required to sell the security before recovery of its amortized cost basis, the OTTI on debt securities shall be separated into the amount representing the credit loss and the amount related to all other factors. The amount of the total OTTI related to the credit loss is determined based on the present value of cash flows expected to be collected and is recognized in earnings. The amount of the total OTTI related to other factors is recognized in other comprehensive income, net of applicable taxes. The previous amortized cost basis less the OTTI recognized in earnings becomes the new amortized cost basis of the investment.

As of December 31, 2013, the Company’s security portfolio consisted of 209 securities, 111 of which were in an unrealized loss position, and are discussed below.

U.S. government-sponsored enterprises

In the case of unrealized losses on U.S. government-sponsored enterprises, because the decline in fair value is attributable to changes in interest rates, and not credit quality, and because the Company does not have the intent to sell these securities and it is likely that it will not be required to sell the securities before their anticipated recovery, the Company does not consider these securities to be other-than-temporarily impaired at December 31, 2013.

Mortgage-backed securities and collateralized mortgage obligations - residential

At December 31, 2013, all of the mortgage-backed securities and collateralized mortgage obligations held by the Company were issued by U.S. government-sponsored entities and agencies, primarily Ginnie Mae, Fannie Mae and Freddie Mac, institutions which the government has affirmed its commitment to support. Because the decline in fair value is attributable to changes in interest rates, and not credit quality, and because the Company does not have the intent to sell these securities and it is likely that it will not be required to sell the securities before their anticipated recovery, the Company does not consider these securities to be other-than-temporarily impaired at December 31, 2013.

Corporate bonds

In the case of corporate bonds, the Company exposure is primarily in bonds of firms in the financial sector. All of the corporate bonds owned continue to be rated investment grade, all are current as to the payment of interest and the Company expects to collect the full amount of the principal balance at maturity. The Company actively monitors the firms and the bonds. The Company has concluded that the decline in fair value is not attributable to credit quality and because the Company does not have the intent to sell these securities and it is likely that it will not be required to sell the securities before their anticipated recovery, the Company does not consider these securities to be other-than-temporarily impaired at December 31, 2013.

Small Business Administration (SBA) - guaranteed participation securities

At December 31, 2013, all of the SBA securities held by the Company were issued and guaranteed by U.S. Small Business Administration. Because the decline in fair value is attributable to changes in interest rates, and not credit quality, and because the Company does not have the intent to sell these securities and it is likely that it will not be required to sell the securities before their anticipated recovery, the Company does not consider these securities to be other-than-temporarily impaired at December 31, 2013.

Mortgage-backed securities and collateralized mortgage obligations - commercial

As of December 31, 2013, all of the mortgage-backed securities and collateralized mortgage obligations held by the Company were issued by U.S. government-sponsored entities and agencies, are current as to the payment of interest and principal and the Company expects to collect the full amount of the principal and interest payments. Because the decline in fair value is attributable to changes in interest rates, and not credit quality, and because the Company does not have the intent to sell these securities and it is likely that it will not be required to sell the securities before their anticipated recovery, the Company does not consider these securities to be other-than-temporarily impaired at December 31, 2013.

As a result of the above analysis, for the year ended December 31, 2013, the Company did not recognize any other-than-temporary impairment losses for credit or any other reason.